Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Commitments and contingencies [Abstract]
Schedule of Future Minimum Rental Payments

Future minimum rental commitments under the leases and minimum future rental income per the sublease in five years subsequent to 2012 and thereafter are as follows:

Year Ending			Net
December 31,	Expense	Income	Amount

2013	$4,872,205	$(1,074,012)	$3,798,193
2014	5,513,319	(1,127,152)	4,386,167
2015	5,440,413	(1,075,083)	4,365,330
2016	5,465,932	(1,063,784)	4,402,148
2017	4,989,656	(851,741)	4,137,915
Thereafter	44,658,330	(4,490,707)	40,167,623
Total	$70,939,855	$(9,682,479)	$61,257,376